Long-Term Debt - Additional Information - NOK Bonds (Detail)	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 NOK	May. 31, 2015 NOK	Sep. 30, 2013 NOK	May. 31, 2012 NOK
Norwegian Kroner denominated bonds due May 2017 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 700,000,000			NOK 700,000,000
Carrying amount of bonds	$ 89,100,000
Reference rate for the variable rate of the debt instrument	NIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	5.25%
Norwegian Kroner denominated bonds due May 2017 [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed Interest Payment on Cross Currency Rate Swap	6.88%	6.88%
Transfer of principal amount	$ 125,000,000	NOK 700,000,000
Norwegian Kroner denominated bonds due September 2018 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 900,000,000		NOK 900,000,000
Carrying amount of bonds	$ 114,600,000
Reference rate for the variable rate of the debt instrument	NIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	4.35%
Norwegian Kroner denominated bonds due September 2018 [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed Interest Payment on Cross Currency Rate Swap	6.43%	6.43%
Transfer of principal amount	$ 150,000,000	NOK 900,000,000
Norwegian Kroner denominated bonds due May 2020 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 1,000,000,000	NOK 1,000,000,000
Carrying amount of bonds	$ 127,300,000
Reference rate for the variable rate of the debt instrument	NIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	3.70%
Norwegian Kroner denominated bonds due May 2020 [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed Interest Payment on Cross Currency Rate Swap	5.92%	5.92%
Transfer of principal amount	$ 134,000,000	NOK 1,000,000,000